TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	R$ 827,883
Reversal of contingent liabilities, net		R$ 929,711
Reversal of interest on provision for tax liabilities, net		369,819
Balance at the end of the year	770,305	827,883
Legal proceedings provision
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	827,883	2,239,226	R$ 1,904,730
Additions	177,684	527,543	313,246
Monetary correction	85,626	77,257	178,661
Reversal of contingent liabilities, net		(929,711)
Reversal of interest on provision for tax liabilities, net		(369,819)
Reversal of accrued amounts	(319,719)	(715,081)	(144,025)
Foreign exchange effect on provisions in foreign currency	(1,169)	(201)	(3,235)
Loss of control by joint venture creation		(1,331)	(10,151)
Balance at the end of the year	R$ 770,305	R$ 827,883	R$ 2,239,226